Stockholders' Equity Level 3 Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The following table details the changes in accumulated other comprehensive loss for the three and six months ended June 30, 2013 and 2012:

	Changes in Accumulated Other Comprehensive Loss
	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Beginning Balance	$(119,820)	$(118,778)	$(121,229)	$(120,845)
Defined benefit pension plans, amounts reclassified from accumulated other comprehensive loss, net of tax of $878, $0, $1,748, and $0, respectively (a)	1,425	2,000	2,834	4,067
Ending Balance	$(118,395)	$(116,778)	$(118,395)	$(116,778)
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(a)
Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.